Share-Based Compensation - Share Awards, Additional Information (Details) - USD ($)									4 Months Ended	12 Months Ended
	Oct. 31, 2024	Apr. 15, 2024	Mar. 17, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 19, 2023	Mar. 17, 2023	Mar. 15, 2023	Oct. 26, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs				$ 400,282							$ 400,282
Share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested (in shares)										61,944	78,144
Vested (in dollars per share)										$ 11.88	$ 10.16
Granted (in shares)		54,851								54,851	47,829
Granted (in dollars per share)		$ 15.05						$ 12.45		$ 15.05	$ 12.45
Share-based compensation costs										$ 640,249	$ 819,919	$ 799,902
Unrecognized compensation costs										$ 359,191
Compensation cost not yet recognized, period for recognition										9 months	9 months 21 days
Share awards | Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested (in shares)			31,833	4,494			45,864		10,000
Vested (in dollars per share)			$ 12.45	$ 12.45			$ 10.65		$ 15.13
Fair value of shares vested	$ 153,600		$ 487,045	$ 65,388			$ 553,120		$ 161,700
Granted (in shares)		41,291						36,327
Share based compensation vesting period		1 year						1 year
Share awards | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested (in shares)	10,000		10,111		15,627	12,159
Vested (in dollars per share)	$ 8.46		$ 10.26		$ 9.84	$ 7.90
Fair value of shares vested			$ 154,698		$ 203,307	$ 157,581
Granted (in shares)		13,560						11,502
Share based compensation vesting period		3 years						3 years